Plan Description - Schedule of Vesting Service (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Less than 3
EBP, Description of Plan [Line Items]
Employee benefit plan, vested interest	0.00%
3 or more
EBP, Description of Plan [Line Items]
Employee benefit plan, vested interest	100.00%